General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2021	Jul. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Number of shares (in Shares)		2,909,091
Tradable warrants shares (in Shares)	1,705,000	3,345,455
Warrants pursuant shares (in Shares)		436,364
Aggregate proceeds amount		$ 14,490
Additional offering costs		$ 1,543
Ordinary shares (in Shares)		2,113,905	75,000
Warrants shares (in Shares)		1,149,582
Total proceeds	$ 9,377
Percentage of paid fees	7.00%
Paid fees, amount	$ 656
Operating loss			$ 14,800	$ 13,400
Net loss			10,300	$ 16,900
Accumulated deficit			$ 39,100